                          SAFECO RESOURCE SERIES TRUST
                          ---------------------------

                         GROWTH OPPORTUNITIES PORTFOLIO

                                   PROSPECTUS
                               -----------------

                                  May 1, 2000

    AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                     [LOGO]


                -REGISTERED TRADEMARK-REGISTERED TRADEMARK OF SAFECO CORPORATION

TABLE OF CONTENTS


                                                                  PAGE
A WORD ABOUT THE GROWTH OPPORTUNITIES PORTFOLIO.............         1
OBJECTIVE...................................................         1
PRINCIPAL INVESTMENT STRATEGIES.............................         1
PRINCIPAL RISKS.............................................         1
PERFORMANCE.................................................         2
FEES AND EXPENSES OF THE PORTFOLIO..........................         4
ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND
RISKS.......................................................         5
INFORMATION ABOUT THE TRUST.................................         5
MANAGEMENT..................................................         6
FINANCIAL HIGHLIGHTS........................................         7
DISTRIBUTIONS AND TAX INFORMATION...........................         7
CALCULATION OF SHARE PRICE..................................         8
PURCHASING AND REDEEMING SHARES.............................         8

A WORD ABOUT THE GROWTH OPPORTUNITIES PORTFOLIO


The Growth Opportunities Portfolio, formerly the Growth Portfolio, is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies offered by insurance companies ("variable insurance product") or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Growth Opportunities Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, adviser or portfolio manager as this one. The Growth Opportunities Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Growth Opportunities Portfolio or rely upon information about any other fund in making investment decisions about the Growth Opportunities Portfolio.


OBJECTIVE

The Growth Opportunities Portfolio seeks growth of capital and the increased income that ordinarily follows from such growth.

PRINCIPAL INVESTMENT STRATEGIES

The Growth Opportunities Portfolio invests most of its assets in COMMON STOCKS selected primarily for potential growth in value at a reasonable price. When evaluating a stock for purchase, the adviser considers the following factors:

- the strength of the company's balance sheet;

- the quality of the management team; and

- the rate at which the company's earnings are projected to grow in the future.

COMMON STOCKS represent equity interests in a corporation. Stockholders participate in earnings if dividends are declared and have a claim to assets of a corporation at dissolution, behind creditors and preferred stock owners.

The adviser seeks undervalued stocks with above-average growth potential. Although the Portfolio may include companies of all sizes, companies meeting the adviser's criteria for earnings growth are typically small in size and therefore quite volatile.

In selecting securities to buy, the adviser focuses on stocks that are attractively priced on a valuation basis. Most of the stocks in which the fund invests have earnings growth potential, but may be trading at discounts relative to their industry peers and the overall market.

The adviser may decide to sell stocks if it believes that the company's growth prospects are no longer good or if the company fails to realize its growth potential. However, the Portfolio will keep holdings through periodic downturns if the adviser believes that the long-term growth prospects for the company are good. The Portfolio may sell some or all of its holdings in stocks that the adviser considers to be overvalued. Stocks may become overvalued as a result of overly optimistic earnings forecasts or because the market places unrealistic multiples on projected earnings. The Portfolio may also sell stocks if the adviser believes there are more attractive opportunities elsewhere or to raise cash to meet shareholder redemptions.

PRINCIPAL RISKS

Loss of money is a risk of investing in the Growth Opportunities Portfolio. The value of your allocation to the Growth Opportunities Portfolio will go up or down with the prices of the securities in which the Portfolio invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity. The value of the Portfolio may fall if any of the following occurs:

- the earnings of the issuers of the stocks do not meet analysts' expectations or are otherwise disappointing;

- the adviser's judgment about the growth potential of the issuers or the value of the stocks is incorrect;

- the stock market declines;

- the market does not favor small capitalization stocks; or

- an event occurs that causes the price of one of the larger positions to decline materially.

Many of the stocks in this Portfolio are more volatile than the general market. Growth stocks may be more volatile due to their higher price-to-earnings ratio. Because the Portfolio invests in stocks issued by small companies it may be subject to more frequent and more significant price movements. You should be prepared to see fluctuations in share price and variable investment returns. Due to the aggressive nature of this Portfolio, you should allocate money to this Portfolio only if you are prepared to withstand market fluctuations over a period of several years.

An investment in the Growth Opportunities Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table should help give you a sense of the risks of investing in the Growth Opportunities Portfolio by showing you how performance has changed from year to year and also how it has measured against the Standard & Poor's Composite Stock Price Index ("S&P 500"), a widely recognized unmanaged index of stock performance. The bar chart shows how the Growth Opportunities Portfolio has performed in each of the full calendar years since commencement of operations on January 7, 1993, assuming reinvestment of all distributions. The table shows the average annual total return for the Growth Opportunities Portfolio relative to the S&P 500. The Portfolio's returns are net of its expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or qualified plan through which you invest. Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost. Past performance cannot tell you how the Growth Opportunities Portfolio will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth Opportunities Portfolio Performance

RETURN PERCENTAGE
'94                11.92%
'95                41.00%
'96                32.06%
'97                44.55%
'98                 1.83%
'99                 5.63%


Since the Portfolio's inception in 1993, the highest quarterly return was 20.34% for the quarter ended September 30, 1997; and the lowest return was -25.78% for the quarter ended September 30, 1998.


                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12/31/99

                                                           COMMENCEMENT
                                                      OF OPERATIONS (1/7/93)
                                     1 YEAR  5 YEARS   TO DECEMBER 31, 1999
  Growth Opportunities Portfolio     5.63%   23.69%           23.68%
  S&P 500 Index*                     21.04%  28.54%           21.78%


  * The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of income dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only and the Portfolio's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Portfolio's future results.

FEES AND EXPENSES OF THE PORTFOLIO

Deductions may be made from investments in the Portfolio and expenses paid out of the assets of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM INVESTMENT IN THE PORTFOLIO)

The Growth Opportunities Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.

You may incur charges and expenses associated with the variable annuity contract or variable life insurance policy or the qualified pension or retirement plan in which you invest. Please refer to the variable insurance product prospectus or qualified plan document for details.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

The expenses the Growth Opportunities Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Growth Opportunities Portfolio for the year ended December 31, 1999. The Portfolio's expenses for other years may vary.

MANAGEMENT FEES                                      .74%
Distribution (12b-1) Fees                              0%
OTHER EXPENSES                                       .04%
Total Annual Portfolio Operating Expenses            .78%

MANAGEMENT FEES are for investment advisory services including the provision of research, supervision and assistance in the management of the Portfolio.

OTHER EXPENSES include custody, accounting, and administrative expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholders reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Growth Opportunities Portfolio with the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Growth Opportunities Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges and expenses of your variable insurance product or the qualified plan through which you invest. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:

      1 YEAR  3 YEARS  5 YEARS  10 YEARS
      $79.65  $249.16  $433.29  $966.05

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES

In rare circumstances, the Growth Opportunities Portfolio, with the approval of its board of trustees, may change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Growth Opportunities Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.

TEMPORARY DEFENSIVE STRATEGIES

From time to time, the Growth Opportunities Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.

APPLICATION OF INVESTMENT POLICIES

This Prospectus and the Statement of Additional Information describe some of the investment policies used by the Growth Opportunities Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Growth Opportunities Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with portfolios is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

PORTFOLIO TURNOVER

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution of higher capital gains. While the shareholders are generally exempt from tax, this could affect the investment returns for variable insurance product owners and qualified plan participants. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio for each of the past five years can be found in the Financial Highlights section of this Prospectus.

INFORMATION ABOUT THE TRUST

The Growth Opportunities Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of variable insurance product owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust Portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust Portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust Portfolio.

MANAGEMENT

The investment adviser for the Growth Opportunities Portfolio is SAFECO Asset Management Company ("SAM"), a wholly owned subsidiary of SAFECO Corporation, located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. SAM provides investment research, advice and supervision in the ongoing management of the portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.

The Growth Opportunities Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .74% of the Portfolio's net assets for the year ended December 31, 1999.


The Growth Opportunities Portfolio is managed by Thomas M. Maguire, Vice President of SAM. Mr. Maguire has served as portfolio manager for the Portfolio since it began operations in 1993 and has served as portfolio manager for the publicly available SAFECO Growth Opportunities Fund, formerly the SAFECO Growth Fund, since 1989.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information was audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO RESOURCE SERIES TRUST -- GROWTH OPPORTUNITIES PORTFOLIO


                                                            YEAR ENDED DECEMBER 31
                                                 1999      1998      1997      1996      1995
  NET ASSET VALUE AT BEGINNING OF PERIOD       $  21.30  $  23.35  $  19.26  $  15.88  $  12.98
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                  (0.09)    (0.10)    (0.04)    (0.03)     0.06
    Net realized and unrealized gain on
    investments                                    1.29      0.53      8.62      5.12      5.26
    Total from investment Operations               1.20      0.43      8.58      5.09      5.32
  LESS DISTRIBUTIONS:
    Dividends from net Investment income             --        --        --        --     (0.06)
    Distributions from Realized gains                --     (2.38)    (4.49)    (1.71)    (2.36)
    Distributions from paid in Capital               --     (0.10)       --        --        --
    Total distributions                              --     (2.48)    (4.49)    (1.71)    (2.42)
  NET ASSET VALUE AT END OF PERIOD             $  22.50  $  21.30  $  23.35  $  19.26  $  15.88
  TOTAL RETURN                                     5.63%     1.83%    44.55%    32.06%    41.00%(A)
  NET ASSETS AT END OF PERIOD (000'S OMITTED)  $345,725  $356,407  $240,400  $109,491  $ 44,458
  RATIO OF EXPENSES TO AVERAGE NET ASSETS          0.78%     0.80%     0.77%     0.79%     0.79%
  RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                   N/A       N/A       N/A       N/A      0.84%
  RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                              (0.45%)    (0.48%)    (0.25%)    (0.28%)     0.55%
  PORTFOLIO TURNOVER RATE                         52.96%    46.13%    88.99%    75.58%   111.70%


 ++ Prior to 1995, SAFECO Life Insurance Company paid all the expenses of the Portfolio except for investment advisory fees. When net assets exceeded $20 million, the Portfolio was charged for all operating expenses in addition to investment advisory fees.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.
N/A  Not applicable as no Portfolio expenses were reimbursed.

DISTRIBUTIONS AND TAX INFORMATION

The Growth Opportunities Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends will be automatically reinvested in shares of the Growth Opportunities Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the provisions of the variable annuity contract or variable life insurance policy through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

CALCULATION OF SHARE PRICE

The price of the Growth Opportunities Portfolio's shares is based on the Portfolio's net asset value per share ("NAV"). The NAV is calculated by adding up the value of all the Growth Opportunities Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually
4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. A purchase or redemption order will be priced at the next NAV calculated after the Portfolio accepts the order.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.

PURCHASING AND REDEEMING SHARES

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable annuity contracts and variable life insurance policies and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

- the NYSE is closed;

- NYSE trading is restricted; or

- the Securities and Exchange Commission declares an emergency.

Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION
     ----------------------------------------------------------------------

If you would like more information about the Growth Opportunities Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Growth Opportunities Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Growth Opportunities Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST
                          ---------------------------

                                EQUITY PORTFOLIO

                                   PROSPECTUS
                               -----------------

                                  May 1, 2000

    AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                     [LOGO]


                -REGISTERED TRADEMARK-REGISTERED TRADEMARK OF SAFECO CORPORATION

TABLE OF CONTENTS

                                                                  PAGE
A WORD ABOUT THE EQUITY PORTFOLIO...........................         1

OBJECTIVE...................................................         1

PRINCIPAL INVESTMENT STRATEGIES.............................         1

PRINCIPAL RISKS.............................................         1

PERFORMANCE.................................................         2

FEES AND EXPENSES OF THE PORTFOLIO..........................         3

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND
RISKS.......................................................         4

INFORMATION ABOUT THE TRUST.................................         5

MANAGEMENT..................................................         5

FINANCIAL HIGHLIGHTS........................................         6

DISTRIBUTIONS AND TAX INFORMATION...........................         6

CALCULATION OF SHARE PRICE..................................         6

PURCHASING AND REDEEMING SHARES.............................         7

A WORD ABOUT THE EQUITY PORTFOLIO
The Equity Portfolio is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Equity Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, adviser or portfolio manager as this one. The Equity Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Equity Portfolio or rely upon information about any other fund in making investment decisions about the Equity Portfolio.
OBJECTIVE
The Equity Portfolio seeks long-term growth of capital and reasonable current income.
PRINCIPAL INVESTMENT STRATEGIES
During normal market conditions, the Equity Portfolio will invest primarily in equity securities (which include COMMON STOCKS and PREFERRED STOCKS), and may invest in securities convertible into common stock (including convertible corporate bonds and convertible preferred stock). The Portfolio typically invests in common stocks of large, established companies that are proven performers. When selecting stocks for the Portfolio, the adviser looks for companies having:

- consistent earnings growth;
- attractive dividend income; and
- good value relative to the overall market.

COMMON STOCKS represent equity interests in a corporation. Stockholders participate in earnings if dividends are declared and have a claim to the assets of a corporation at dissolution, behind creditors and preferred stock owners. PREFERRED STOCKS are equity securities whose owners have a claim on a company's earnings and assets before holders of common stock, but after creditors. Preferred stocks generally pay more income and are less volatile than common stocks.

The Portfolio buys stocks for which the adviser believes the three-to five-year earnings per share outlook is good. The adviser may sell these stocks if prices become expensive relative to the three-year outlook for earnings or if earnings prospects deteriorate. The Portfolio also buys stocks for which the adviser foresees a specific short-term earnings catalyst, such as a cost cutting program or company restructure. The adviser may decide to sell these stocks if the earnings catalyst is not successful or if the stock price reaches a specific target. The adviser may also sell a portion of the Portfolio's holdings in a company if the market value of that security holding becomes too large and exceeds the proportion of the overall portfolio the adviser wants to invest in the stock, or to raise cash to meet shareholder redemptions.
PRINCIPAL RISKS
Loss of money is a risk of investing in the Equity Portfolio. The value of your allocation to the Portfolio will go up and down with the prices of the securities in which the Portfolio invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity. The value of the Portfolio may also fall if any of the following occurs:
- the earnings of the issuers of the stocks do not meet analysts' expectations or are otherwise disappointing;
- the adviser's judgment about the growth potential of the issuers or the value of the stocks is incorrect;

- the stock market declines; or

- the market does not favor large capitalization stocks.

The Equity Portfolio may be suitable for you if you seek an attractive total return on your allocation but are uncomfortable with a more aggressive growth fund.

An investment in the Equity Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE


The following bar chart and table should help give you a sense of the risks of investing in the Equity Portfolio by showing you how performance has changed from year to year and also how it has measured against the Standard & Poor's Composite Stock Price Index ("S&P 500"), a widely recognized unmanaged index of stock performance. The bar chart shows how the Equity Portfolio has performed in each of the last ten years, assuming reinvestment of all distributions. The table shows the average annual total return for the Equity Portfolio relative to the S&P 500. The Equity Portfolio's returns are net of its expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost. Past performance cannot tell you how the Equity Portfolio will perform in the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EQUITY PORTFOLIO PERFORMANCE
     RETURN PERCENTAGE
'90                           -5.21%
'91                           26.85%
'92                            8.06%
'93                           27.92%
'94                            8.94%
'95                           28.63%
'96                           24.79%
'97                           24.85%
'98                           24.89%
'99                            9.31%


During the ten year period shown on the bar chart, the highest quarterly return was 18.76% for the quarter ended December 31, 1998; and the lowest return was -12.69% for the quarter ended September 30, 1990.

                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12/31/99

                                     1 YEAR  5 YEARS  10 YEARS
  Equity Portfolio                   9.31%   22.30%    17.35%
  S&P 500 Index*                     21.04%  28.54%    18.19%


  * The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only and the Portfolio's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Portfolio's future results.

FEES AND EXPENSES OF THE PORTFOLIO


Deductions may be made from investments in the Portfolio and expenses paid out of the assets of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM INVESTMENT IN THE PORTFOLIO)

The Equity Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.

You may incur charges and expenses associated with the variable annuity contract or variable life insurance policy or the qualified plan in which you invest. Please refer to the variable insurance product prospectus or qualified plan document for details.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

The expenses the Equity Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Equity Portfolio for the year ended December 31, 1999. The Portfolio's expenses for other years may vary.

MANAGEMENT FEES                                      .74%
Distribution (12b-1) Fees                              0%
OTHER EXPENSES                                       .02%
Total Annual Portfolio Operating Expenses            .76%

MANAGEMENT FEES are for investment advisory services including the provision of research, supervision and assistance in the management of the Portfolio.

OTHER EXPENSES include custody, accounting, and administrative expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholders reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Equity Portfolio with the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Equity Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the

Portfolio's operating expenses remain the same. The Example does not reflect charges and expenses of your variable insurance product or the qualified plan through which you invest. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:

      1 YEAR  3 YEARS  5 YEARS  10 YEARS
      $77.61  $242.85  $422.39  $942.25

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES

In rare circumstances, the Equity Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.

TEMPORARY DEFENSIVE STRATEGIES

From time to time, the Equity Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.

APPLICATION OF INVESTMENT POLICY LIMITATIONS

This Prospectus and the Statement of Additional Information describe some of the investment policies used by the Equity Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Equity Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with portfolios is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

PORTFOLIO TURNOVER

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution of higher capital gains. While the shareholders are generally exempt from tax, this could affect the investment returns for variable insurance product owners and qualified plan participants. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio for each of the past five years can be found in the Financial Highlights section of this Prospectus.

INFORMATION ABOUT THE TRUST

The Equity Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of variable insurance product owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust Portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust Portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust Portfolio.

MANAGEMENT

The investment adviser for the Portfolio is SAFECO Asset Management Company ("SAM"), a wholly owned subsidiary of SAFECO Corporation, located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square,
25th Floor, Seattle, Washington 98101. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.

The Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .74%. of the Portfolio's net assets for the year ended December 31, 1999.


The Equity Portfolio is managed by Richard D. Meagley, Vice President of SAM. Mr. Meagley has served as portfolio manager for the Portfolio and for the publicly available SAFECO Equity Fund since 1995. Prior to these positions he served as portfolio manager and analyst from 1992 to 1994 for Kennedy Associates, Inc., an investment advisory firm located in Seattle, Washington. From 1991 to 1992, he was an Assistant Vice President of SAM and the portfolio manager of the SAFECO Northwest Fund.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Equity Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Equity Portfolio (assuming reinvestment of all dividends and distributions). This information was audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO RESOURCE SERIES TRUST -- EQUITY PORTFOLIO

                                                            YEAR ENDED DECEMBER 31
                                                 1999      1998      1997      1996      1995
  NET ASSET VALUE AT BEGINNING OF PERIOD       $  29.97  $  25.18  $  21.75  $  19.24  $  16.83
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                          0.26      0.25      0.27      0.34      0.39
    Net realized and unrealized gain on
    investments                                    2.53      6.02      5.13      4.43      4.43
    Total from investment operations               2.79      6.27      5.40      4.77      4.82
  LESS DISTRIBUTIONS:
    Dividends from net investment income          (0.26)    (0.25)    (0.27)    (0.34)    (0.39)
    Distributions from realized gains             (1.48)    (1.23)    (1.70)    (1.92)    (2.02)
    Total distributions                           (1.74)    (1.48)    (1.97)    (2.26)    (2.41)
  NET ASSET VALUE AT END OF PERIOD             $  31.02  $  29.97  $  25.18  $  21.75  $  19.24
  TOTAL RETURN                                     9.31%    24.89%    24.85%    24.79%    28.63%
  NET ASSETS AT END OF PERIOD (000'S OMITTED)  $647,078  $557,314  $389,256  $263,067  $169,479
  RATIO OF EXPENSES TO AVERAGE NET ASSETS          0.76%     0.78%     0.75%     0.72%     0.75%
  RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       0.80%     0.96%     1.19%     1.72%     2.26%
  PORTFOLIO TURNOVER RATE                         32.47%    31.57%    41.75%    56.99%    69.18%

DISTRIBUTIONS AND TAX INFORMATION

The Equity Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends will be automatically reinvested in shares of the Equity Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depends upon the provisions of the variable annuity contract or variable life insurance policy through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

CALCULATION OF SHARE PRICE

The price of the Equity Portfolio's shares is based on the Portfolio's net asset value per share ("NAV"). The NAV is calculated by adding up the value of all the Equity Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. A purchase or redemption order will be priced at the next NAV calculated after the Portfolio accepts the order.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.

PURCHASING AND REDEEMING SHARES

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable annuity contracts and variable life insurance policies and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

- the NYSE is closed;

- NYSE trading is restricted; or

- the Securities and Exchange Commission declares an emergency.

Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION
     ----------------------------------------------------------------------

If you would like more information about the Equity Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Equity Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Equity Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST
                          ---------------------------

                              NORTHWEST PORTFOLIO

                                   PROSPECTUS
                               -----------------

                                  May 1, 2000

    AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                     [LOGO]


                -REGISTERED TRADEMARK-REGISTERED TRADEMARK OF SAFECO CORPORATION

TABLE OF CONTENTS


                                                                  PAGE
A Word About the Northwest Portfolio........................         1

Objective...................................................         1

Principal Investment Strategies.............................         1

Principal Risks.............................................         2

Performance.................................................         2

Fees and Expenses of the Portfolio..........................         4

Additional Facts About Investment Objective, Strategies and
Risks.......................................................         4

Information About the Trust.................................         5

Management..................................................         6

Financial Highlights........................................         7

Distributions and Tax Information...........................         7

Calculation of Share Price..................................         8

Purchasing and Redeeming Shares.............................         8

A WORD ABOUT THE NORTHWEST PORTFOLIO

The Northwest Portfolio is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Northwest Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, adviser or portfolio manager as this one. The Northwest Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Northwest Portfolio or rely upon information about any other fund in making investment decisions about the Northwest Portfolio.

OBJECTIVE

The Northwest Portfolio seeks long-term growth of capital through investing primarily in Northwest companies.

PRINCIPAL INVESTMENT STRATEGIES

The Northwest Portfolio will ordinarily invest its assets in shares of COMMON STOCKS and PREFERRED STOCKS of companies located in the Northwest, selected primarily for potential long-term appreciation.

When selecting stocks, the adviser looks for companies with:

- principal executive offices in Alaska, Idaho, Montana, Oregon or Washington;

- faster earnings growth than their competitors in the U.S.; and

- a share price that represents good value.

COMMON STOCKS represent equity interests in a corporation. Stockholders participate in earnings if dividends are declared and have a claim to assets of a corporation at dissolution, behind creditors and preferred stock owners.

PREFERRED STOCKS are equity securities whose owners have a claim on a company's earnings and assets before holders of common stock, but after creditors. Preferred stocks generally pay more income and are less volatile than common stocks.

FUTURES CONTRACTS are agreements to buy or sell a specific amount of a commodity or financial investment at a particular price on a stated future date.

INDEX FUTURES give the Portfolio the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option at a predetermined exercise price for a given period of time.


The Portfolio may invest a larger percentage of its assets in technology companies than other regional funds or more general multi-cap funds do, because technology is a clear driver of the Washington State economy. The Portfolio's technology holdings may include telecommunications, medical technology and computer-related companies. The Portfolio's investment in start up companies and its participation in initial public offerings ("IPOs") made a significant contribution to the Portfolio's performance in 1999.


In an attempt to reduce the risk of a decline in the value of securities it holds, or to reduce the risk of a rise in the value of the securities it intends to acquire, the Portfolio may invest in FUTURES CONTRACTS and INDEX FUTURES.

In deciding whether to buy a company's stock, the adviser focuses on stocks that are attractively priced on a valuation basis -- preferring companies that have low price-to-earnings ratios when compared to other companies in the same industry. The Portfolio may sell stocks that have reached a specific price target or that the adviser considers to be overvalued compared with other stocks in the industry. Stocks may become overvalued when earnings forecasts are too optimistic or the market places unrealistic multiples on projected earnings. The adviser may also sell a company's stock when the adviser believes that the growth prospects for the company are no longer good, if the company fails to realize its growth potential, if the adviser believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions.

PRINCIPAL RISKS

Loss of money is a risk of investing in the Northwest Portfolio. The value of your allocation to the Northwest Portfolio will go up and down with the prices of the securities in which the Portfolio invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity. The value of the Portfolio may fall if any of the following occurs:

- the regional economy of the Northwest suffers;

- the earnings of the issuers of the stocks do not meet analysts' expectations or are otherwise disappointing;

- the adviser's judgment about the growth potential of the issuers or the value of the stocks is incorrect; or

- the stock market declines.

The Northwest Portfolio carries special risks due to its geographic concentration. These include a smaller universe of securities to choose from and fluctuations in the regional economy. Many of the companies whose securities are purchased for the Northwest Portfolio are small in size and may therefore be more volatile. The Northwest Portfolio may be suitable for you if you seek long-term growth and are prepared to withstand the risks associated with geographic concentration.

The value of the Portfolio's shares may be particularly vulnerable to factors affecting the telecommunications industries, such as substantial government regulation and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting, from among other things, fierce competition in these industries. Additional factors affecting the technology industry and the value of the Portfolio shares include rapid obsolescence of products and services, short product cycles and aggressive pricing. Many technology companies are small and are at an early stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets, and financial and managerial resources.

Investment in futures contracts and indices is subject to the risk that the adviser may take a position opposite to the direction in which the market or index actually moves. Also, the price of the futures contract may not move in the same direction as the price of the underlying security. There may not be a liquid secondary market in which to resell futures contracts.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table should help give you a sense of the risks of investing in the Northwest Portfolio by showing you how performance has changed from year to year and also how it has measured against the Standard & Poor's Composite Stock Price Index ("S&P 500"), a widely recognized unmanaged index of stock performance. The bar chart shows how the Northwest Portfolio has performed in each of the full calendar years since commencement of operations on January 7, 1993, assuming reinvestment of all distributions. The table shows the average annual total return for the Northwest Portfolio relative to the S&P 500. The Portfolio's returns are net of its expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost. Past performance cannot tell you how the Northwest Portfolio will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NORTHWEST PORTFOLIO PERFORMANCE
       RETURN PERCENTAGE
'94                               3.65%
'95                               7.42%
'96                              12.44%
'97                              31.02%
'98                               2.89%
'99                              54.62%


Since the Portfolio's inception in 1993, the highest quarterly return was 34.35% for the quarter ended December 31, 1999; and the lowest return was -20.33% for the quarter ended September 30, 1998.


                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12/31/99

                                                           COMMENCEMENT
                                                      OF OPERATIONS (1/7/93)
                                     1 YEAR  5 YEARS   TO DECEMBER 31, 1999
  Northwest Portfolio                54.62%  20.28%           14.77%
  S&P 500 Index*                     21.04%  28.54%           21.78%


  * The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only and the Portfolio's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Portfolio's future results.

FEES AND EXPENSES OF THE PORTFOLIO

Deductions may be made from investments in the Portfolio and expenses paid out of the assets of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM INVESTMENT IN THE PORTFOLIO)

The Northwest Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.

You may incur charges and expenses associated with the variable annuity contract or variable life insurance policy or the qualified plan in which you invest. Please refer to the variable insurance product prospectus or qualified plan document for details.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

The expenses the Northwest Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Northwest Portfolio for the year ended December 31, 1999. The Portfolio's expenses for other years may vary.

MANAGEMENT FEES                                      .74%
Distribution (12b-1) Fees                              0%
OTHER EXPENSES*                                      .10%
Total Annual Portfolio Operating Expenses            .84%

MANAGEMENT FEES are for investment advisory services including the provision of research, supervision and assistance in the management of the Portfolio.

OTHER EXPENSES include custody, accounting, and administrative expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholders reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Northwest Portfolio with the cost of investing in other mutual funds.


The Example assumes a $10,000 allocation to the Northwest Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges and expenses of your variable insurance product or the qualified plan through which you invest. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:


      1 YEAR  3 YEARS  5 YEARS  10 YEARS
      $85.75  $268.09  $465.92  $1,037.16

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES

In rare circumstances, the Northwest Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Northwest Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.

TEMPORARY DEFENSIVE STRATEGIES

From time to time, the Northwest Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.

APPLICATION OF INVESTMENT POLICIES

This Prospectus and the Statement of Additional Information describe some of the investment policies used by the Northwest Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Northwest Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with portfolios is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

PORTFOLIO TURNOVER

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution of higher capital gains. While the shareholders are generally exempt from tax, this could affect the investment returns for variable insurance product owners and qualified plan participants. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio for each of the past five years can be found in the Financial Highlights section of this Prospectus.

INFORMATION ABOUT THE TRUST

The Northwest Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of variable insurance product owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust Portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust Portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust Portfolio.

MANAGEMENT

The investment adviser for the Portfolio is SAFECO Asset Management Company ("SAM"), a wholly owned subsidiary of SAFECO Corporation, located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square,
25th Floor, Seattle, Washington 98101. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.

The Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .74% of the Portfolio's net assets for the year ended December 31, 1999.


The Northwest Portfolio is managed by Bill Whitlow, Vice President of SAM. Mr. Whitlow has served as portfolio manager for the Portfolio and for the publicly available SAFECO Northwest Fund since 1997. From 1990 to 1997, he was a principal and director of research for the brokerage firm of Pacific Crest Securities in Seattle, Washington.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Northwest Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Northwest Portfolio (assuming reinvestment of all dividends and distributions). This information was audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO RESOURCE SERIES TRUST -- NORTHWEST PORTFOLIO

                                                                  YEAR ENDED DECEMBER 31
                                                 1999         1998         1997         1996         1995
  NET ASSET VALUE AT BEGINNING OF PERIOD       $ 15.64       $ 15.20      $ 12.12      $ 10.85      $ 10.24
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                 (0.02)        (0.05)        0.03         0.08         0.08
    Net realized and unrealized gain (loss)
    on investments                                8.56          0.49         3.73         1.27         0.68
    Total from investment operations              8.54          0.44         3.76         1.35         0.76
  LESS DISTRIBUTIONS:
    Dividends from net investment income            --            --        (0.03)       (0.08)       (0.08)
    Distributions from realized gains            (1.50)           --        (0.65)          --        (0.07)
    Total distributions                          (1.50)           --        (0.68)       (0.08)       (0.15)
  NET ASSET VALUE AT END OF PERIOD             $ 22.68       $ 15.64      $ 15.20      $ 12.12      $ 10.85
  TOTAL RETURN                                   54.62%         2.89%(A)    31.02%(A)    12.44%(A)     7.42%(A)
  NET ASSETS AT END OF PERIOD (000'S OMITTED)  $47,924       $24,587      $19,795      $ 9,541      $ 6,312
  RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.84%         0.96%        0.73%        0.70%        0.71%
  RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                  N/A          0.99%        0.94%        1.11%        1.18%
  RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                             (0.24%)       (0.32%)       0.27%        0.78%        0.81%
  PORTFOLIO TURNOVER RATE                        37.32%        46.99%       47.85%       52.20%       21.30%

 ++ Prior to 1998, SAFECO Life Insurance Company paid all the expenses of the Portfolio except for investment advisory fees. When net assets exceeded $20 million, the Portfolio was charged for all operating expenses in addition to investment advisory fees.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.
N/A  Not applicable as no Portfolio expenses were reimbursed.

DISTRIBUTIONS AND TAX INFORMATION

The Northwest Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends will be automatically reinvested in shares of the Northwest Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depends upon the provisions of the variable annuity contract or variable life insurance policy through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

CALCULATION OF SHARE PRICE

The price of the Northwest Portfolio's shares is based on the Portfolio's net asset value per share ("NAV"). The NAV is calculated by adding up the value of all the Northwest Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. A purchase or redemption order will be priced at the next NAV calculated after the Portfolio accepts the order.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.

PURCHASING AND REDEEMING SHARES

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable annuity contracts and variable life insurance policies and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

- the NYSE is closed;

- NYSE trading is restricted; or

- the Securities and Exchange Commission declares an emergency.

Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION
     ----------------------------------------------------------------------

If you would like more information about the Northwest Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Northwest Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Northwest Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST
                          ---------------------------

                         SMALL COMPANY VALUE PORTFOLIO

                                   PROSPECTUS
                               -----------------

                                  May 1, 2000

    AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                     [LOGO]


                -REGISTERED TRADEMARK-REGISTERED TRADEMARK OF SAFECO CORPORATION

TABLE OF CONTENTS

                                                                  PAGE
A WORD ABOUT THE SMALL COMPANY VALUE PORTFOLIO..............         1
OBJECTIVE...................................................         1
PRINCIPAL INVESTMENT STRATEGIES.............................         1
PRINCIPAL RISKS.............................................         1
PERFORMANCE.................................................         2
FEES AND EXPENSES OF THE PORTFOLIO..........................         4
ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND
RISKS.......................................................         5
INFORMATION ABOUT THE TRUST.................................         5
MANAGEMENT..................................................         6
FINANCIAL HIGHLIGHTS........................................         7
DISTRIBUTIONS AND TAX INFORMATION...........................         7
CALCULATION OF SHARE PRICE..................................         8
PURCHASING AND REDEEMING SHARES.............................         8

A WORD ABOUT THE SMALL COMPANY VALUE PORTFOLIO


The Small Company Value Portfolio ("Small Company Portfolio"), formerly the Small Company Stock Portfolio, is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Small Company Value Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, adviser or portfolio manager as this one. The Small Company Value Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Small Company Value Portfolio or rely upon information about any other fund in making investment decisions about the Small Company Value Portfolio.


OBJECTIVE

The Small Company Value Portfolio seeks long-term growth of capital through investing primarily in small-sized companies.

PRINCIPAL INVESTMENT STRATEGIES

The Small Company Value Portfolio invests at least 65% of its total assets in common stocks and preferred stocks of small-sized companies with total MARKET CAPITALIZATION at the time of investment of less than $1.5 billion.

MARKET CAPITALIZATION is the value of a corporation as determined by the market price of its issued and outstanding common stock. It is calculated by multiplying the number of outstanding shares by the current market price of a share.

When selecting stocks for the Small Company Value Portfolio, the adviser looks for companies having:
- long-term appreciation potential based on above-average or improving earnings growth rates;
- attractive relative values; and
- a policy of reinvesting earnings back into the company rather than paying dividends to shareholders

Less than 35% of the Small Company Value Portfolio's net assets will be invested in convertible corporate bonds that are rated below investment grade or comparable unrated bonds (commonly referred to as "junk" or high-yield bonds).

Typically, the portfolio will be broadly diversified among companies and industries. However certain industry sectors may be more highly represented at times than other sectors as a result of individual stock selection. This may happen if companies within certain sectors exhibit more of the characteristics sought by the adviser than companies in other sectors.

In determining whether to sell stocks, the adviser will consider whether the companies have realized their growth potential, or whether their stock prices have reached specific targets. In addition, the Portfolio may sell or reduce its holdings in companies when the adviser believes their stock prices are too high in relation to their prospects for growth, if a more attractive opportunity is available, or to raise cash to meet shareholder redemptions.

PRINCIPAL RISKS

Loss of money is a risk of investing in the Small Company Value Portfolio. The value of your investment in the Small Company Value Portfolio will go up or down with the prices of the securities in which the Portfolio invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity. In particular the value of small company stocks may be more susceptible than are larger or well-established companies to the following events:

- earnings fail to meet analysts' expectations or are otherwise disappointing;

- the adviser's judgment about the growth potential of the issuers or the relative value of the stocks is incorrect;

- the stock market declines;

- small capitalization stocks or value stocks fall out of favor with the stock market; or

- an event occurs that causes the price of one of the Portfolio's larger positions to decline materially.

Initial public offerings ("IPOs") made a significant contribution to the Portfolio's performance in 1999. Future results may be different if the Portfolio is not able to participate in "hot" IPOs (stocks which trade at high premiums immediately after the public offering compared to the initial public offering price.)


High-yield bonds involve greater risks than investment grade securities. Interest rate increases can cause the price of a debt security to decrease. High-yield bonds may experience greater price volatility, may be less readily marketable, and may involve a higher risk of repayment default than investment grade securities.


Many of the stocks in this Portfolio are more volatile than the general market. Investments in small or newly formed companies involve greater risks than investments in larger, more established issuers, and their securities can be subject to more abrupt and erratic movements in price. You should be prepared to see fluctuations in share price and variable investment returns. Because small-company stocks can be quite volatile, you should allocate money to the Small Company Value Portfolio only if you can withstand wide fluctuations in share price.

An investment in the Small Company Value Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table should help give you a sense of the risks of investing in the Small Company Value Portfolio by showing you how it has measured against the Russell 2000 Index, a widely recognized unmanaged index of small company stock performance. The bar chart shows how the Small Company Value Portfolio has performed in 1998 and 1999, assuming reinvestment of all distributions. The table shows the average annual total return for the Small Company Value Portfolio relative to the Russell 2000 Index. The Portfolio's returns are net of its expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost. Past performance cannot tell you how the Portfolio will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SMALL COMPANY VALUE PORTFOLIO PERFORMANCE
            RETURN PERCENTAGE
'98                                        -19.95%
'99                                         15.40%


Since the Portfolio's inception in 1997, the highest quarterly return was 26.56% for the quarter ended December 31, 1999; and the lowest return was -33.79% for the quarter ended September 30, 1998.


                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12/31/99

                                                    COMMENCEMENT OF
                                                  OPERATIONS (4/30/97)
                                          1 YEAR    TO DECEMBER 1999
  Small Company Value Portfolio           15.40%         6.60%
  Russell 2000 Index*                     21.13%         17.13%


  * The Russell 2000 Index is an unmanaged index containing stocks of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index consists of the 3000 largest U.S. stocks in terms of market capitalization. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The index is used for comparison purposes only and the Portfolio's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Portfolio's future results.

FEES AND EXPENSES OF THE PORTFOLIO


Deductions may be made from investments in the Portfolio and expenses paid out of the assets of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM INVESTMENT IN THE PORTFOLIO)

The Small Company Value Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.

You may incur expenses and charges associated with the variable annuity contract or variable life insurance policy or the qualified pension or retirement plan in which you invest. Please refer to the variable insurance product prospectus or qualified plan document for details.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

The expenses the Small Company Value Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Small Company Value Portfolio for the year ended December 31, 1999. The Portfolio's expenses for other years may vary.


MANAGEMENT FEES                                      .85%
Distribution (12b-1) Fees                              0%
OTHER EXPENSES*                                      .37%
Total Annual Portfolio Operating Expenses           1.22%



  * The amounts shown are based on the maximum management fee and other expenses for the year. During the fiscal year ended December 31, 1999, SAFECO Asset Management Company ("SAM") paid or reimbursed the Small Company Value Portfolio's "Other Expenses" which exceeded .10% of the Portfolio's average annual net assets. Therefore, the Portfolio's actual "Total Annual Portfolio Operating Expenses" for the year ended December 31, 1999 were .95%. SAM has agreed to make such payments or reimbursements until the Portfolio's net assets exceed $20 million, at which time SAM will stop making those payments.

MANAGEMENT FEES are for investment advisory services including the provision of research, supervision and assistance in the management of the Portfolio.


OTHER EXPENSES include custody, accounting, and administrative expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholders reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Small Company Value Portfolio with the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Small Company Value Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges and expenses of your variable insurance product or the qualified plan through which you invest. Although the Portfolio's actual costs or performance may be higher or lower, based on these assumptions your costs would be:

      1 YEAR   3 YEARS  5 YEARS  10 YEARS
      $124.31  $387.19  $670.33  $1,477.29

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES

In rare circumstances, the Small Company Value Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Small Company Value Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.

TEMPORARY DEFENSIVE STRATEGIES

From time to time, the Small Company Value Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.

APPLICATION OF INVESTMENT POLICIES

This Prospectus and the Statement of Additional Information describe some of the investment policies used by the Small Company Value Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Small Company Value Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with portfolios is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

PORTFOLIO TURNOVER

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution of higher capital gains. While the shareholders are generally exempt from tax, this could affect the investment returns for variable insurance product owners and qualified plan participants. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio since inception can be found in the Financial Highlights section of this Prospectus.

INFORMATION ABOUT THE TRUST

The Small Company Value Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.

Although not currently anticipated by the Trust, there may be times in the future when the interests of variable insurance product owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust Portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust Portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust Portfolio.

MANAGEMENT

The investment adviser for the Small Company Value Portfolio is SAFECO Asset Management Company ("SAM"), a wholly owned subsidiary of SAFECO Corporation, located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.

The Small Company Value Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .85% of the Portfolio's net assets for the year ended December 31, 1999.


The Small Company Value Portfolio is managed by Greg Eisen, Assistant Vice President of SAM. Mr. Eisen has served as portfolio manager for the Portfolio and for the publicly available SAFECO Small Company Value Fund, formerly the SAFECO Small Company Stock Fund, since 1996. From 1992 to 1996, he served as investment analyst for SAM. From 1986 to 1992, he was a financial analyst for SAFECO Insurance Companies.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information was audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO RESOURCE SERIES TRUST -- SMALL COMPANY VALUE PORTFOLIO


                                                                                APRIL 30, 1997
                                                YEAR ENDED DECEMBER 31   (COMMENCEMENT OF OPERATIONS)
                                                  1999         1998          TO DECEMBER 31, 1997
  NET ASSET VALUE AT BEGINNING OF PERIOD        $   9.87     $  12.33              $  10.00
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                   (0.01)       (0.03)                 0.01
    Net realized and unrealized gain (loss)
    on investments                                  1.53        (2.43)                 2.83
    Total from investment operations                1.52        (2.46)                 2.84
  LESS DISTRIBUTIONS:
    Dividends from net investment income              --           --                 (0.01)
    Distributions from realized gains                 --           --                 (0.50)
    Total distributions                               --           --                 (0.51)
  NET ASSET VALUE AT END OF PERIOD              $  11.39     $   9.87              $  12.33
  TOTAL RETURN (A)                                 15.40%      (19.95%)               28.40%**
  NET ASSETS AT END OF PERIOD (000'S OMITTED)   $ 14,054     $ 11,780              $ 10,250
  RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.95%        0.95%                 0.95%*
  RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                   1.22%        1.15%                 1.24%*
  RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                               (0.14%)      (0.32%)                0.19%*
  PORTFOLIO TURNOVER RATE                         127.80%       92.14%                47.91%*


  *  Annualized.
 **  Not annualized.
 ++ Currently, SAM pays all the expenses of the Portfolio in excess of .10% of the Portfolio's average annual net assets except for investment advisory fees. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses in addition to investment advisory fees.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.

DISTRIBUTIONS AND TAX INFORMATION

The Small Company Value Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). All dividends will be automatically reinvested in shares of the Small Company Value Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depends upon the provisions of the variable annuity contract or variable life insurance policy through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

CALCULATION OF SHARE PRICE

The price of the Small Company Value Portfolio's shares is based on the Portfolio's net asset value per share ("NAV"). The NAV is calculated by adding up the value of all the Small Company Value Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. A purchase or redemption order will be priced at the next NAV calculated after the Portfolio accepts the order.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.

PURCHASING AND REDEEMING SHARES

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable annuity contracts and variable life insurance policies and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

- the NYSE is closed;

- NYSE trading is restricted; or

- the Securities and Exchange Commission declares an emergency.

Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION
     ----------------------------------------------------------------------

If you would like more information about the Small Company Value Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Small Company Value Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST
                          ---------------------------

                                 BOND PORTFOLIO

                                   PROSPECTUS
                               -----------------

                                  May 1, 2000

    AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                     [LOGO]


                -REGISTERED TRADEMARK-REGISTERED TRADEMARK OF SAFECO CORPORATION

TABLE OF CONTENTS


                                                                  PAGE
A WORD ABOUT THE BOND PORTFOLIO.............................         1
OBJECTIVE...................................................         1
PRINCIPAL INVESTMENT STRATEGIES.............................         1
PRINCIPAL RISKS.............................................         2
PERFORMANCE.................................................         3
FEES AND EXPENSES OF THE PORTFOLIO..........................         4
ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND
RISKS.......................................................         5
INFORMATION ABOUT THE TRUST.................................         6
MANAGEMENT..................................................         6
FINANCIAL HIGHLIGHTS........................................         7
DISTRIBUTIONS AND TAX INFORMATION...........................         7
CALCULATION OF SHARE PRICE..................................         8
PURCHASING AND REDEEMING SHARES.............................         8

A WORD ABOUT THE BOND PORTFOLIO

The Bond Portfolio is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Bond Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, adviser or portfolio manager as this one. The Bond Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Bond Portfolio or rely upon information about any other fund in making investment decisions about the Bond Portfolio.

OBJECTIVE

The Bond Portfolio seeks to provide as high a level of current income as is consistent with the relative stability of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Bond Portfolio will invest primarily in medium-term debt securities. The Bond Portfolio may invest up to half of its assets in mortgage related securities, including GNMA securities, mortgage pass-through securities issued by governmental and non-governmental issuers and collateralized mortgage obligations ("CMOs"), that are rated in the top three investment grades by either Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Fitch IBCA, Inc. ("Fitch"). Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. Investment grade securities are rated by the three main services as follows:


      MOODY'S   S&P   FITCH
         Aaa    AAA    AAA
          Aa     AA     AA
           A      A      A
         Baa    BBB    BBB


The Bond Portfolio may also invest significantly in debt securities of the following sectors: domestic industrials, domestic utilities, supranationals, Yankee and foreign. The Portfolio may also invest in below investment grade corporate debt securities.

The adviser analyzes each security it considers for purchase in two ways. First, the adviser looks at the security on a stand-alone basis:

- Is it priced attractively given its rating and market sector?

- Does the price and interest rate adequately compensate for any structural characteristics of the security, such as the right of an investor to require the issuer buy the security back at a stated price or the right of an issuer to buy the security back at a stated price?

Next, the adviser looks at how the security fits in with the other assets in the
Portfolio:

- What effects would a purchase of this security have on overall yield, DURATION and CONVEXITY of the Portfolio?

- How would an investment in this security affect the Portfolio's yield curve, curve exposure, sector weightings and diversification?

The Portfolio may sell a security if the adviser is concerned about an issuer's credit risk, if the security becomes fully valued, if a more attractive alternative is available, or to raise cash to meet shareholder redemptions.

DURATION means the sensitivity of debt securities held by a Portfolio to a change in interest rates. (Debt securities are interest-paying instruments issued by corporations or other issuers.) The value of a security with a longer duration will normally fluctuate to a greater degree than the value of a security with a shorter duration should interest rates change. For example, if interest rates were to move 1%, a bond with a three-year duration would experience approximately a 3% change in its principal value. An identical bond with a five-year duration would experience approximately a 5% change in its principal value. Generally, the stated maturity of a debt security is longer than its projected duration.

CONVEXITY measures the sensitivity of a bond's price to changes in interest rate levels.

PRINCIPAL RISKS

Loss of money is a risk of investing in the Bond Portfolio. The Bond Portfolio is subject to interest rate risk. Generally, when market interest rates rise the price of the Bond Portfolio's debt securities will fall, and when market interest rates fall the price of the Bond Portfolio's debt securities will rise. Such changes in price generally will be greater the longer the maturity of the debt security. In addition, the Bond Portfolio carries risks associated with the following types of securities:

- GNMA and other mortgage-backed securities. Because the Portfolio must reinvest principal payments it receives from its mortgage-related securities at prevailing interest rates, which may be higher or lower than the current yield of the Portfolio, mortgage-related securities may not be an effective means to lock in long-term interest rates. In addition, during periods of changing interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease overall investment returns of the Portfolio.

- Bonds of foreign issuers, including Yankee sector bonds and Eurodollar bonds. In addition to credit risk, market risk and liquidity risk, the risks of foreign bonds include lack of information about foreign issuers, questionable accounting and auditing practices in other countries, difficulty enforcing claims against foreign issuers in the event of default, and the possibility that political, social or other events will disrupt the economy of the foreign country and cause investments in that country to lose money. Yankee sector bonds also carry the risk of nationalization of the issuer, confiscatory taxation by the foreign government and establishment of controls by the foreign government that would inhibit the remittance due to the Bond Portfolio. Eurodollar bonds are subject to the risk that a foreign government might prevent dollar-denominated funds from flowing across its borders. To the extent that the Portfolio owns bonds denominated in foreign currencies, it could lose money as a result of unfavorable currency exchange rates.

- Below investment grade securities. Risks associated with below investment grade securities (commonly referred to as "junk" bonds) include greater volatility, reduced liquidity and a higher risk of default.

- Asset-backed securities. The underlying borrower(s) may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.

This Portfolio may be suitable for you if you want higher current income than a stable-priced money market fund, but greater price stability than a longer-term bond fund.

An investment in the Bond Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table should help give you a sense of the risks of investing in the Bond Portfolio by showing you how performance has changed from year to year and also how it has measured against the Lehman Brothers Govt./Corp. Index, a widely recognized index. The bar chart shows how the Bond Portfolio has performed in each of the last ten years, assuming reinvestment of all distributions. The table shows the average annual total return for the Bond Portfolio relative to the Lehman Brothers Govt./Corp. Index. The Portfolio's returns are net of its expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss. As total return and principal value will fluctuate, shares when sold may be worth more, or less, than their original cost. Past performance cannot tell you how the Bond Portfolio will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

BOND PORTFOLIO PERFORMANCE
RETURN PERCENTAGE
'90                          6.57%
'91                         13.98%
'92                          6.82%
'93                         10.55%
'94                         -2.93%
'95                         17.87%
'96                          0.54%
'97                          8.41%
'98                          8.90%
'99                         -3.99%


During the ten year period shown in this bar chart, the highest quarterly return was 5.96% for the quarter ended June 30, 1995; and the lowest return was -3.15% for the quarter ended March 31, 1994.

                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12/31/99


                                         1 YEAR       5 YEARS  10 YEARS
  Bond Portfolio                         -3.99%        6.08%    6.46%
  Lehman Brothers Govt./Corp.
  Index*                                 -2.15%        7.61%    7.65%



  * The Lehman Brothers Govt./Corp. Index is an unmanaged index comprised of every major U.S. government and investment-grade corporate bond with more than one year remaining until maturity. The index does not reflect fees, brokerage commissions or other costs of investing. This index is used for comparison purposes only and the Portfolio's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Portfolio's future results.

FEES AND EXPENSES OF THE PORTFOLIO


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM INVESTMENT IN THE PORTFOLIO)

The Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.

You may incur charges and expenses associated with the variable annuity contract or variable life insurance policy or the qualified plan in which you invest. Please refer to the variable insurance product prospectus or qualified plan document for details.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

The expenses the Bond Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Portfolio for the year ended December 31, 1999. The Portfolio's expenses for other years may vary.

MANAGEMENT FEES                                      .74%
Distribution (12b-1) Fees                              0%
OTHER EXPENSES                                       .17%
Total Annual Portfolio Operating Expenses            .91%

MANAGEMENT FEES are for investment advisory services including the provision of research, supervision and assistance in the management of the Portfolio.

OTHER EXPENSES include custody, accounting, and administrative expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholders reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Bond Portfolio with the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Bond Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the

Portfolio's operating expenses remain the same. The Example does not reflect charges and expenses of the variable insurance product or qualified plan through which you invest. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:

      1 YEAR  3 YEARS  5 YEARS  10 YEARS
      $92.86  $290.13  $503.87  $1,119.56

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES

In rare circumstances, the Bond Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Bond Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.

TEMPORARY DEFENSIVE STRATEGIES

From time to time, the Bond Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.

APPLICATION OF INVESTMENT POLICY LIMITATIONS

This Prospectus and the Statement of Additional Information describe some of the investment policies used by the Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with portfolios is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

PORTFOLIO TURNOVER

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution of higher capital gains. While the shareholders are generally exempt from tax, this could affect the investment returns for variable insurance product owners and qualified plan participants. Frequent trading also increases the transaction costs of the Portfolio, which could detract from performance. The turnover rate of the Portfolio for each of the past five years can be found in the Financial Highlights section of this Prospectus.

INFORMATION ABOUT THE TRUST

The Bond Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.


Although not currently anticipated by the Trust, there may be times in the future when the interests of variable insurance product owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust Portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust Portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust Portfolio.


MANAGEMENT

The investment adviser for the Bond Portfolio is SAFECO Asset Management Company ("SAM"), a wholly owned subsidiary of SAFECO Corporation, located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.

The Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .74% of the Portfolio's net assets for the year ended December 31, 1999.


The Bond Portfolio is managed by Michael Hughes, Assistant Vice President of SAM. Mr. Hughes has served as portfolio manager for the Portfolio and for the publicly available SAFECO Managed Bond Fund since 1997. From 1995 to 1996, he was Vice President and a portfolio manager for First Interstate Capital Management Company, and from 1988 to 1995 he was Vice President and portfolio manager for First Interstate Bank of California.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information was audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO RESOURCE SERIES TRUST -- BOND PORTFOLIO

                                                                  YEAR ENDED DECEMBER 31
                                                 1999         1998         1997         1996         1995
  NET ASSET VALUE AT BEGINNING OF PERIOD       $ 11.41       $ 11.04      $ 10.75      $ 11.31      $ 10.20
  Income from investment operations:
    Net investment income                         0.62          0.50         0.61         0.62         0.71
    Net realized and unrealized gain (loss)
    on investments                               (1.07)         0.49         0.29        (0.56)        1.11
    Total from investment operations             (0.45)         0.99         0.90         0.06         1.82
  LESS DISTRIBUTIONS:
    Dividends from net investment income         (0.62)        (0.50)       (0.61)       (0.62)       (0.71)
    Distributions from realized gains            (0.01)        (0.12)          --           --           --
    Total distributions                          (0.63)        (0.62)       (0.61)       (0.62)       (0.71)
  NET ASSET VALUE AT END OF PERIOD             $ 10.33       $ 11.41      $ 11.04      $ 10.75      $ 11.31
  TOTAL RETURN                                   (3.99%)        8.90%(A)     8.41%(A)     0.54%(A)    17.87%(A)
  NET ASSETS AT END OF PERIOD (000'S OMITTED)  $28,131       $30,117      $17,881      $15,991      $14,257
  RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.91%         0.83%        0.74%        0.73%        0.72%
  RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                  N/A          0.98%        0.90%        0.87%        0.94%
  RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                      5.33%         5.50%        5.75%        5.64%        6.50%
  PORTFOLIO TURNOVER RATE                       147.40%       164.82%      151.43%      140.90%       77.93%

 ++ Prior to 1998, SAFECO Life Insurance Company paid all the expenses of the Portfolio except for investment advisory fees. When net assets exceeded $20 million, the Portfolio was charged for all operating expenses in addition to investment advisory fees.
(A) Total return would have been lower had certain expenses not been reduced during the periods shown.
N/A  Not applicable as no Portfolio expenses were reimbursed.

DISTRIBUTIONS AND TAX INFORMATION

The Bond Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). The Portfolio declares dividends each business day and capital gains on the last business day of each year. All dividends will be automatically reinvested in shares of the Bond Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depends upon the provisions of the variable annuity contract or variable life insurance policy through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends and distributions made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

CALCULATION OF SHARE PRICE

The price of the Bond Portfolio's shares is based on the Portfolio's net asset value per share ("NAV"). The NAV is calculated by adding up the value of all the Bond Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. A purchase or redemption order will be priced at the next NAV calculated after the Portfolio accepts the order.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

We obtain valuations for the Portfolio's investments from pricing services. Prices for Exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Prices for non-Exchange traded securities are based on similar securities and quotations from dealers. Investments for which a representative value cannot be established are priced using a method the board of trustees believes reflects fair value.

PURCHASING AND REDEEMING SHARES

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating insurance companies to meet obligations under their variable annuity contract and variable life insurance policies and by qualified plans. Owners of variable insurance products and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

- the NYSE is closed;

- NYSE trading is restricted; or

- the Securities and Exchange Commission declares an emergency.

Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION
     ----------------------------------------------------------------------

If you would like more information about the Bond Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

                    Investment Company Act File No. 811-4717

                          SAFECO RESOURCE SERIES TRUST
                          ---------------------------

                             MONEY MARKET PORTFOLIO

                                   PROSPECTUS
                               -----------------

                                  May 1, 2000

    AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO SHARES OFFERED IN THIS PROSPECTUS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                     [LOGO]


                -REGISTERED TRADEMARK-REGISTERED TRADEMARK OF SAFECO CORPORATION

TABLE OF CONTENTS

                                                                  PAGE
A WORD ABOUT THE MONEY MARKET PORTFOLIO.....................         1
OBJECTIVE...................................................         1
PRINCIPAL INVESTMENT STRATEGIES.............................         1
PRINCIPAL RISKS.............................................         2
PERFORMANCE.................................................         2
FEES AND EXPENSES OF THE PORTFOLIO..........................         3
ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND
RISKS.......................................................         4
INFORMATION ABOUT THE TRUST.................................         5
MANAGEMENT..................................................         5
FINANCIAL HIGHLIGHTS........................................         6
DISTRIBUTIONS AND TAX INFORMATION...........................         6
CALCULATION OF SHARE PRICE..................................         6
PURCHASING AND REDEEMING SHARES.............................         7

A WORD ABOUT THE MONEY MARKET PORTFOLIO
The Money Market Portfolio is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified plan"). You should not confuse the Money Market Portfolio with any other SAFECO mutual fund, even though one or more of such funds may have the same or similar name, investment objective, adviser or portfolio manager as this one. The Money Market Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Money Market Portfolio or rely upon information about any other fund in making investment decisions about the Money Market Portfolio.
OBJECTIVE
The Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.
PRINCIPAL INVESTMENT STRATEGIES
The Money Market Portfolio will purchase only high-quality securities having minimal credit risk. The Portfolio will purchase only securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days.
The Money Market Portfolio may invest in:
- COMMERCIAL PAPER of both domestic and foreign issuers;
- negotiable and non-negotiable CERTIFICATES OF DEPOSIT, bankers' acceptances and other short-term obligations of U.S. and foreign banks;
- REPURCHASE AGREEMENTS;
- VARIABLE AND FLOATING RATE INSTRUMENTS;
- U.S. GOVERNMENT SECURITIES;
- Restricted securities eligible for resale under RULE 144A or SECTION 4(2), provided that the adviser has determined that such securities are liquid under guidelines adopted by the Portfolio's board of trustees.
- CORPORATE OBLIGATIONS such as publicly traded bonds and notes;
- mortgaged-backed and other ASSET-BACKED SECURITIES; and
- WHEN-ISSUED SECURITIES and delayed delivery securities.

COMMERCIAL PAPER is a short-term unsecured promissory note issued by a financial institution or large corporation, and may include funding agreements by insurance companies.
CERTIFICATES OF DEPOSIT are receipts for deposits of funds in a financial institution. They permit the holder to receive interest plus the deposit at maturity.
REPURCHASE AGREEMENTS are arrangements in which the portfolio buys securities at one price and simultaneously agrees to sell them back at a higher price. VARIABLE AND FLOATING RATE INSTRUMENTS have interest rates that change periodically in order to keep their market value at par.
U.S. GOVERNMENT SECURITIES are securities issued by the U.S. government or its agencies and instrumentalities, such as the Federal Home Loan Bank or the Federal Land Bank.
RULE 144A SECURITIES are securities that are exempt from registration requirements. After a minimum two-year waiting period, they can be sold to qualified institutional investors, such as mutual funds.
SECTION 4(2) SECURITIES are exempt from registration requirements and sold in private placements to qualified institutional investors, such as mutual funds. CORPORATE OBLIGATIONS are debt instruments issued by a private corporation, as distinct from ones issued by a government agency or municipality.
ASSET-BACKED SECURITIES represent interests in pools of consumer loans, automobile loans, credit card loans and installment loan contracts.

WHEN-ISSUED SECURITIES are securities whose terms and conditions, including price, are fixed by the issuer, but are to be issued or delivered against payment in the future -- typically 30 to 45 days after the date of commitment.

When evaluating a security for purchase, the adviser takes into consideration, among other things, yield, maturity, issuer credit quality and relative value compared with other alternatives. The adviser may sell a security if the adviser becomes concerned about an issuer's credit risk, if a more attractive alternative is available, or to raise cash to meet shareholder redemptions.

PRINCIPAL RISKS

Although the Money Market Portfolio seeks to preserve the value of your allocation at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Money Market Portfolio's yield will fluctuate with short-term interest rates. The performance of the Portfolio may suffer if any of the following occurs:

- the issuer or guarantor of a security owned by the Portfolio defaults, becomes insolvent, has its credit rating downgraded by a rating agency, or experiences a credit deterioration;

- interest rates increase suddenly or sharply;

- the value of foreign securities held by the Portfolio declines because of political instability, government actions, or the lack of available information about the issuers;

- the adviser's judgment about the relative values of the securities selected for the Portfolio is incorrect.

The Portfolio may be suitable for you if you seek maximum safety and stability of principal.

The Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table should help give you a sense of the risks of investing in the Money Market Portfolio by showing you how performance has changed from year to year and by showing you how the Money Market Portfolio's performance compares over time. The bar chart shows how the Money Market Portfolio has performed in each of the last ten years, assuming reinvestment of all distributions. The table shows the average annual total return for the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect any additional charges and expenses that may be deducted by the variable insurance product or the qualified plan through which you invest. Total return is a measure of investment performance over a period of time. It includes dividends as well as share price gain or loss. Past performance cannot tell you how the Portfolio will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MONEY MARKET PORTFOLIO PERFORMANCE
RETURN PERCENTAGE
'90                                 7.86%
'91                                 5.67%
'92                                 3.26%
'93                                 2.61%
'94                                 3.65%
'95                                 5.56%
'96                                 4.94%
'97                                 5.08%
'98                                 4.95%
'99                                 4.63%


During the ten year period shown in the bar chart, the highest quarterly return was 1.9% for the quarter ended December 31, 1990; and the lowest return was .64% for the quarter ended June 30, 1993.


                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12/31/99

                                                              7-DAY YIELD
                                                             (PERIOD ENDED
                                1 YEAR  5 YEARS  10 YEARS  DECEMBER 31, 1999)
  Money Market Portfolio        4.63%    5.03%    4.81%          5.21%

You may obtain the most current 7-day yield information for the Portfolio by calling 1-800-426-8061.

FEES AND EXPENSES OF THE PORTFOLIO

Deductions may be made from investment in the Portfolio and expenses paid out of the assets of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM INVESTMENT IN THE PORTFOLIO)

The Money Market Portfolio has no initial sales charge (load) or deferred sales charge. There are no exchange or redemption fees.

You may incur charges and expenses associated with the variable annuity contract, variable life insurance policy, or the qualified plan in which you invest. Please refer to the variable insurance product prospectus or qualified plan document for details.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

The expenses the Money Market Portfolio pays before distributing net investment income to shareholders are shown below. These expenses are stated as a percentage of average daily net assets and are based on the actual expenses of the Money Market Portfolio for the year ended December 31, 1999. The Portfolio's expenses for other years may vary.

MANAGEMENT FEES                                      .65%
Distribution (12b-1) Fees                              0%
OTHER EXPENSES*                                      .13%
Total Annual Portfolio Operating Expenses            .78%

MANAGEMENT FEES are for investment advisory services including the provision of research, supervision and assistance in the management of the Portfolio.

OTHER EXPENSES include custody, accounting, and administrative expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholders reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Money Market Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The Example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges and expenses of the variable insurance product or qualified plan through which you invest. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:

      1 YEAR  3 YEARS  5 YEARS  10 YEARS
      $79.65  $249.16  $433.29  $966.05

ADDITIONAL FACTS ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE CHANGES

In rare circumstances, the Money Market Portfolio may, with the approval of its board of trustees, change its investment objective. The Portfolio may change its investment objective without shareholder approval. If this happens, the Money Market Portfolio may no longer be appropriate for you. Should the board of trustees vote to change the Portfolio's objective, you will be notified in writing at least 30 days prior to the change.

TEMPORARY DEFENSIVE STRATEGIES

From time to time, the Money Market Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If it does so, the Portfolio may not achieve its investment objective in the short run.

APPLICATION OF INVESTMENT POLICIES

This Prospectus and the Statement of Additional Information describe some of the investment policies used by the Money Market Portfolio, including any restrictions or requirements regarding the percentage of assets that may or must be invested in a particular type of security. These limits or requirements apply to the initial investment by the Money Market Portfolio. Subsequent market movements that cause asset values to change will not affect the Portfolio's compliance with such limits or requirements.

MARKET RISK

All securities transactions involve market risk. The major risk associated with portfolios is that the securities in the portfolio may decline in value, causing your investment to be worth less than it was when you bought it.

INFORMATION ABOUT THE TRUST

The Money Market Portfolio is a series of the SAFECO Resource Series Trust. Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with each other, for allocation to certain of their separate accounts established to fund variable life insurance policies and variable annuity contracts. Shares of the Trust may also be offered directly to qualified pension and retirement plans.


Although not currently anticipated by the Trust, there may be times in the future when the interests of variable insurance product owners and qualified plan participants will conflict because of future differences in tax treatment, or for other reasons. The Trust's board of trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified plans were to withdraw their investments in the Trust as a result of any such conflict, the Trust might be forced to sell Portfolio securities at disadvantageous prices. In addition, the Trust may refuse to sell shares of any of the Trust Portfolios to any separate account or qualified plan or terminate the offering of shares of any of the Trust Portfolios if such action is required by law or a regulatory authority or if its board of trustees determines that it is in the best interests of the shareholders of any Trust Portfolio.


MANAGEMENT

The investment adviser for the Money Market Portfolio is SAFECO Asset Management Company ("SAM"), a wholly owned subsidiary of SAFECO Corporation, located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. SAM provides investment research, advice and supervision in the ongoing management of the Portfolio. Based on the Portfolio's investment objective and policies, SAM determines what securities the Portfolio will purchase, retain or sell and implements those decisions.

The Money Market Portfolio pays SAM an annual management fee based on a percentage of the Portfolio's net assets, ascertained each business day and paid monthly. The Portfolio paid SAM a fee of .65% of the Portfolio's net assets for the year ended December 31, 1999.


The Money Market Portfolio is co-managed by Naomi Urata, Vice President of SAM, and Lesley Fox. Ms. Urata has served as a portfolio manager for the Portfolio and for the publicly available SAFECO Money Market Fund since 1994. She has been an investment analyst for SAM since 1993. From 1990 to 1992 Ms. Urata was Cash Manager for The Seattle Times. Ms. Fox began co-managing the Portfolio and the publicly available SAFECO Money Market Fund in 2000. From 1994 to 2000 Ms. Fox was a Senior Investment Officer for King County, Washington.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information was audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

SAFECO RESOURCE SERIES TRUST -- MONEY MARKET PORTFOLIO

                                                                YEAR ENDED DECEMBER 31
                                                 1999        1998        1997        1996        1995
  NET ASSET VALUE AT BEGINNING OF PERIOD       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                   0.04        0.04        0.05        0.05        0.05
  LESS DISTRIBUTIONS:
    Dividends from net investment income          (0.04)      (0.04)      (0.05)      (0.05)      (0.05)
  NET ASSET VALUE AT END OF PERIOD                 1.00        1.00    $   1.00    $   1.00    $   1.00
  TOTAL RETURN                                     4.63%       4.95%(A)     5.08%(A)     4.94%(A)     5.56%(A)
  NET ASSETS AT END OF PERIOD (000'S OMITTED)  $ 29,135    $ 27,623    $ 17,757    $ 12,493    $  8,719
  RATIO OF EXPENSES TO AVERAGE NET ASSETS          0.78%       0.81%       0.64%       0.62%       0.62%
  RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                   N/A        0.89%       0.81%       0.90%       0.87%
  RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       4.52%       4.87%       4.97%       4.86%       5.32%

 ++ Prior to 1998, SAFECO Life Insurance Company paid all the expenses of the Portfolio except for investment advisory fees. When net assets exceeded $20 million, the Portfolio was charged for all operating expenses in addition to investment advisory fees.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.
N/A  Not applicable as no Portfolio expenses were reimbursed.

DISTRIBUTIONS AND TAX INFORMATION

The Money Market Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified plans). The Portfolio declares dividends each business day. All dividends will be automatically reinvested in shares of the Money Market Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the provisions of the variable annuity contract or variable life insurance policy through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes. Dividends made by the Portfolio to qualified plans are not taxable to the qualified plans or to the participants of those plans.

CALCULATION OF SHARE PRICE

The price of the Money Market Portfolio's shares is based on the Portfolio's net asset value per share ("NAV"). The NAV is calculated by adding up the value of all the Money Market Portfolio's assets, subtracting liabilities and dividing this sum by the total number of shares owned by the Portfolio's shareholders. The Portfolio's NAV is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 Eastern time, 1:00 Pacific time) every day the NYSE is open. A purchase or redemption order will be priced at the next NAV calculated after the Portfolio accepts the order.

To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

Like most money market funds, the Portfolio values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps the Portfolio maintain a stable $1.00 share price.

PURCHASING AND REDEEMING SHARES

Shares of the Portfolio are purchased and redeemed at net asset value by the separate accounts of participating companies to meet obligations under their variable annuity contracts and variable life insurance policies and by qualified plans. Variable insurance product owners and qualified plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

- the NYSE is closed;

- NYSE trading is restricted; or

- the Securities and Exchange Commission declares an emergency.

Also, if immediate payment could adversely affect the Portfolio, we may need to delay payment for up to seven days.

                              FOR MORE INFORMATION
     ----------------------------------------------------------------------

If you would like more information about the Money Market Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Money Market Portfolio's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more detailed information about the Portfolio. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this Prospectus by reference and is legally considered part of this Prospectus.

You can get free copies of these documents or discuss your questions about the Money Market Portfolio by contacting the Portfolio at:

SAFECO Securities, Inc.
10865 Willows Road NE
Redmond, WA 98052

Telephone: 1-800-624-5711
Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the SEC's website at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

                    Investment Company Act File No. 811-4717